Fair Value, Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Servicing assets	$ 11,321,566	$ 9,157,496
Fair Value, Measurements, Nonrecurring [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	281,000	0
Servicing assets	350,000	261,000
Total assets at fair value	2,061,000	1,943,000
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	0	0
Servicing assets	0	0
Total assets at fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	0	0
Servicing assets	0	0
Total assets at fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	281,000	0
Servicing assets	350,000	261,000
Total assets at fair value	2,061,000	1,943,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	392,000	934,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	392,000	934,000
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	736,000	685,000
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	736,000	685,000
Fair Value, Measurements, Nonrecurring [Member] | 1- 4 Family Residential [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	302,000	63,000
Fair Value, Measurements, Nonrecurring [Member] | 1- 4 Family Residential [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | 1- 4 Family Residential [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | 1- 4 Family Residential [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	$ 302,000	$ 63,000